Business Combinations and Asset Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Business Combination, Segment Allocation
The major classes of assets and liabilities to which the Company allocated the purchase price were as follows:

Assets	December 29, 2022 $
Cash and cash equivalents	13,971
Restricted cash	1,332
Other current assets	10,977
Vessels related to finance leases	680,564
Operating lease right-of-use assets	15,036
Other non-current assets (note 8)	7,794
Intangible assets – time-charters (weighted-average amortization period of 4.7 years)	24,810
Goodwill (note 8)	5,467
Liabilities
Accounts payable	(3,914)
Accrued liabilities and other	(7,949)
Unearned revenue	(11,102)
Current obligations related to finance leases	(44,519)
Current portion of operating lease liabilities	(9,956)
Long-term obligations related to finance leases	(421,015)
Long-term operating lease liabilities	(11,063)
Other long-term liabilities	(9,002)
Total purchase price	241,431

Business Acquisition, Pro Forma Information
The following unaudited pro forma information assumes the acquisition of Evergas occurred January 1, 2021. The pro forma information includes the historical results of operations of Evergas as well as adjustments for interest expense that would have been incurred due to financing the acquisition and depreciation and amortization of the fair value adjustments associated with the acquired vessels, time-charters and finance lease arrangements. The unaudited pro forma information for the year ended December 31, 2022 excludes pre-acquisition transaction expenses of $4.9 million. The unaudited pro forma information presented below is for illustrative purposes only and does not reflect future events that may occur after December 31, 2022, or any operating efficiencies or inefficiencies that may result from the Evergas acquisition. Therefore, the information is not necessarily indicative of results that would have been achieved had the operations of Evergas been combined with the Company during the periods presented or the results that the Company will experience going forward.

Year Ended December 31, 2022 $
Revenues	757,140
Net income	246,657